Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 45,405	$ 73,972
Short-term deposits	200	2,500
Total cash and cash equivalents	$ 45,605	$ 76,472